Accounts receivable and other receivables - Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables (Detail) $ in Thousands	Mar. 27, 2021 USD ($)
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	$ 9,187
Other receivables	5,042
Accounts receivable and other receivable non current net	14,229
Current
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	7,677
Other receivables	4,798
Accounts receivable and other receivable non current net	12,474
1 -30 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	386
Other receivables	88
Accounts receivable and other receivable non current net	474
31 -60 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	74
Other receivables	30
Accounts receivable and other receivable non current net	104
61 -90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	286
Other receivables	53
Accounts receivable and other receivable non current net	339
Greater than 90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	764
Other receivables	73
Accounts receivable and other receivable non current net	$ 837